Use of Special Purpose Entities (Tables) - VIEs	9 Months Ended
Sep. 30, 2016
Summary of information on securitized debt obligations of consolidated VIEs

	September 30, 2016			December 31, 2015
	Current		Weighted	Current		Weighted
	Principal	Carrying	Average	Principal	Carrying	Average
(In Thousands)	Balance	value	Interest Rate	Balance	value	Interest Rate
Waterfall Victoria Mortgage Trust 2011-SBC2	25,307	25,307	5.2	28,651	28,651	5.2
Sutherland Commercial Mortgage Loans 2015-SBC4	44,795	43,569	4.0	75,470	73,656	4.0
ReadyCap Commercial Mortgage Trust 2014-1	93,725	93,083	3.4	112,368	110,945	3.3
ReadyCap Commercial Mortgage Trust 2015-2	156,150	150,493	4.1	164,701	158,345	4.1
ReadyCap Lending Small Business Trust 2015-1	62,878	62,364	2.1	90,581	89,925	1.7
Total	$382,855	$374,816	3.7%	$471,771	$461,522	3.4%

Consolidated balance sheets of VIEs

(In Thousands)	September 30, 2016	December 31, 2015
Assets:
Cash and cash equivalents	$77	$26
Restricted cash	904	1,362
Loans, held-for-investment	543,857	633,720
Real estate acquired in settlement of loans	3,734	5,257
Accrued interest	2,252	2,557
Due from servicers	3,508	6,121
Total assets	554,332	649,043
Liabilities:
Securitized debt obligations of consolidated VIEs	374,816	461,522
Accounts payable and other accrued liabilities	844	996
Total liabilities	375,660	462,518
Equity	$178,672	$186,525

Consolidated statements of income of VIEs

	Three Months Ended September 30,		Nine Months Ended September 30,
(In Thousands)	2016	2015	2016	2015
Interest income
Loans, held-for-investment	$11,704	$15,462	$41,034	$29,106
Total interest income	11,704	15,462	41,034	29,106
Interest expense
Securitized debt obligations	(4,233)	(2,996)	(13,174)	(7,261)
Total interest expense	(4,233)	(2,996)	(13,174)	(7,261)
Net interest income before provision for loan losses	7,471	12,466	27,860	21,845
Provision for loan losses	(681)	(479)	(1,966)	(1,597)
Net interest income after provision for loan losses	6,790	11,987	25,894	20,248
Other income (expense)
Other income	20	91	21	384
Loan servicing expense	(775)	(512)	(2,503)	(865)
Professional fees	—	(1)	(43)	(1)
Operating expenses	(34)	(75)	(475)	(244)
Total other income (expense)	(789)	(497)	(3,000)	(726)
Realized gain (loss)
Loans, held-for-investment	(11)	480	294	79
Real estate acquired in settlement of loans	—	(54)	(157)	(103)
Securitized debt obligations	(60)	(61)	(202)	(61)
Total realized gain	(71)	365	(65)	(85)
Net Income (loss)	$5,930	$11,855	$22,829	$19,437